Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of stock option activity

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2018	65,448	$49.00
Granted	17,655	59.01
Expired	(518)	65.57
Outstanding options, December 31, 2019	82,585	$52.34
Granted	279,190	6.47
Expired/Cancelled	(33,707)	39.79
Outstanding options, December 31, 2020	328,068	$13.99
Granted	100,500	11.50
Expired/Cancelled	(14,000)	16.38
Outstanding options, December 31, 2021	414,568	$13.88

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2018	8,050	$47.91
Granted	5,025	45.58
Exercised	(5,668)	43.71
Expired	(810)	53.00
Outstanding agent options, December 31, 2019	6,597	$52.68
Granted	445,926	7.36
Outstanding agent options, December 31, 2020	452,523	8.02
Expired	(6,597)	52.68
Outstanding agent options, December 31, 2021	445,926	$7.51

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2018	149,674		$60.16
Granted	80,110		54.64
Exercised	(80,865)		54.64
Expired	(36,920)		73.22
Outstandin g, December 31, 2019	111,999		$59.02
Granted	3,479,534		8.96
Outstanding, December 31, 2020	3,591,533		$10.55
Granted	2,142,857		4.00
Exercised	(544,415)		5.54
Expired	(68,647)		62.87
Outstanding, December 31, 2021	5,121,328		$7.64

Schedule stock options outstanding

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
1-Jan-17	2,207	2,207	$40.00	1-Jan-22	0.01	*
11-Jan-17	2,483	2,483	41.00	11-Jan-22	0.03	*
4-Apr-17	6,897	6,897	63.00	4-Apr-22	0.26
24-Jul-17	690	690	79.00	18-Feb-22	0.13	*
24-Jul-17	7,929	7,929	79.00	24-Jul-22	0.56
24-Dec-18	12,896	12,896	57.00	24-Dec-23	1.98
24-Dec-18	1,724	1,724	57.00	18-Feb-22	0.13	*
15-Jan-19	828	828	57.00	15-Jan-24	2.04
21-Mar-19	12,345	12,345	63.00	21-Mar-24	2.22
1-Jan-20	2,069	1,380	57.00	1-Jan-24	2.00
15-Nov-20	95,000	59,375	6.00	15-Nov-30	8.88
15-Nov-20	161,500	100,938	6.00	15-Nov-25	3.88
15-Nov-20	20,000	20,000	6.00	18-Feb-22	0.13	*
2-Jan-21	57,000	28,500	11.50	2-Jan-26	4.01
2-Jan-21	5,000	2,500	11.50	2-Jan-31	8.01
18-Jan-21	14,500	7,250	11.50	18-Jan-26	4.05
18-Jan-21	1,500	1,500	11.50	31-Aug-22	0.67
18-Jan-21	10,000	10,000	11.50	29-Oct-22	0.83
Total	414,568	279,442	$13.88		4.52

* Expired subsequent to the year end.

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
28-Jul-20	1,702	1,702	$20.49	28-Jul-22	0.57
29-Sep-20	113,500	113,500	$6.60	28-Sep-25	3.75
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	3.75
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	2.50
Total	445,926	445,926	7.51		3.56

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
23-Dec-19	54,248	51.22	23-Dec-22
28-Jul-20	74,138	20.49	28-Jul-22
29-Sep-20	1,805,585	6.85	28-Sep-25
31-Dec-20	1,294,500	11.50	30-Jun-24
26-Oct-21	1,892,857	4.00	03-Nov-26
Total	5,121,328	$7.64

Schedule of weighted average assumptions
	2021	2020	2019
Exercise price	$11.50	$6.47	$72.50
Risk-free interest rate	0.23%	1.68%	1.5%
Expected life	5	5	4.8
Annualized volatility	85%	83%	143%
Dividend rate	0.00%	0.00%	0.00%